UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: Corporate High Yield Fund V, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Corporate
      High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

                                               Corporate High Yield Fund V, Inc.

Schedule of Investments as of November 30, 2004                (in U.S. dollars)

                                      Face
Industry+                           Amount  Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.2%     $ 3,699,000  Alliant Techsystems Inc., 3% due 8/15/2024 (Convertible)(a)               $   4,050,405
                                 1,625,000  Esterline Technologies Corporation, 7.75% due 6/15/2013                       1,775,312
                                   625,000  K & F Industries, Inc., 7.75% due 11/15/2014(a)                                 639,063
                                 2,875,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014(a)                          3,076,250
                                 2,175,000  TD Funding Corp., 8.375% due 7/15/2011                                        2,327,250
                                 2,925,000  The Titan Corporation, 8% due 5/15/2011                                       3,100,500
                                 2,775,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                            2,691,750
                                                                                                                      -------------
                                                                                                                         17,660,530
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 2.6%                  6,000,000  American Airlines, Inc., 7.80% due 4/01/2008                                  5,228,297
                                            Continental Airlines, Inc.:
                                 1,250,000      7.25% due 11/01/2005                                                      1,164,255
                                 1,550,000      8% due 12/15/2005                                                         1,464,750
                                   792,579      6.541% due 9/15/2009                                                        706,705
                                 1,784,945      7.033% due 6/15/2011                                                      1,428,402
                                   237,309      6.90% due 1/02/2017                                                         187,169
                                            Delta Air Lines, Inc.:
                                 4,750,000      7.90% due 12/15/2009                                                      2,636,250
                                 2,400,000      2.875% due 2/18/2024 (Convertible)(a)                                     1,539,000
                                                                                                                      -------------
                                                                                                                         14,354,828
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.4%                2,025,000  Asbury Automotive Group, Inc., 8% due 3/15/2014                               2,004,750
                                 3,100,000  Autocam Corporation, 10.875% due 6/15/2014                                    3,084,500
                                            Metaldyne Corporation:
                                 4,625,000      11% due 6/15/2012                                                         3,885,000
                                 1,959,000      10% due 11/01/2013(a)                                                     1,900,230
                                 2,100,000  Tenneco Automotive Inc., 8.625% due 11/15/2014(a)                             2,184,000
                                                                                                                      -------------
                                                                                                                         13,058,480
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.1%              3,700,000  CanWest Media, Inc., 8% due 9/15/2012(a)                                      3,959,000
                                 4,300,000  Granite Broadcasting Corporation, 9.75% due 12/01/2010                        4,042,000
                                 2,250,000  NextMedia Operating, Inc., 10.75% due 7/01/2011                               2,517,188
                                            Paxson Communications Corporation:
                                 3,400,000      10.75% due 7/15/2008                                                      3,493,500
                                   900,000      12.121%* due 1/15/2009                                                      810,000
                                            Salem Communications Holding Corporation:
                                 4,575,000      7.75% due 12/15/2010                                                      4,872,375
                                   601,000      9% due 7/01/2011                                                            661,100
                                 4,210,000  Sinclair Broadcast Group, Inc., 4.875% due 7/15/2018 (Convertible)            3,731,113
                                 3,700,000  Young Broadcasting Inc., 8.75% due 1/15/2014                                  3,635,250
                                                                                                                      -------------
                                                                                                                         27,721,526
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 1.3%     2,825,000  Kabel Deutschland GmbH, 10.625% due 7/01/2014(a)                              3,248,750
                                 3,950,000  NTL Cable PLC, 6.07% due 10/15/2012(a)(d)                                     4,068,500
                                                                                                                      -------------
                                                                                                                          7,317,250
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.8%                         Adelphia Communications Corporation(b):
                                 1,250,000      6% due 2/15/2006 (Convertible)                                              218,750
                                 3,100,000      12.48%* due 1/15/2008                                                     2,139,000
                                   425,392  Avalon Cable LLC, 11.875% due 12/01/2008                                        443,471
                                 3,425,000  CSC Holdings, Inc., 7.625% due 4/01/2011                                      3,664,750
                                 7,950,000  Century Cable Holdings LLC, Term, due 12/31/2009(e)                           7,903,628
                                            Charter Communications Holdings, LLC:
                                 4,775,000      8.625% due 4/01/2009                                                      3,963,250
                                   225,000      10% due 4/01/2009                                                           195,187
                                 3,225,000      9.625% due 11/15/2009                                                     2,676,750
                                 1,555,000  Charter Communications, Inc., 5.875% due 11/16/2009 (Convertible)(a)          1,656,075
                                 6,475,000  Insight Communications Company, Inc., 12.325%* due 2/15/2011                  6,216,000
                                 4,225,000  Loral Cyberstar, Inc., 10% due 7/15/2006(b)                                   3,189,875
                                 1,475,000  Loral Space & Communications Ltd., 9.50% due 1/15/2006(b)                       339,250
                                 6,825,000  Mediacom Broadband LLC, 11% due 7/15/2013                                     7,217,438
                                            New Skies Satellites BV(a):
                                 1,275,000      7.438% due 11/01/2011(d)                                                  1,306,875
                                 1,900,000      9.125% due 11/01/2012                                                     1,938,000
                                 4,650,000  Rainbow National Services LLC, 10.375% due 9/01/2014(a)                       4,929,000

                                               Corporate High Yield Fund V, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                      Face
Industry+                           Amount  Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. (concluded)       $   525,000  Rogers Cable Inc., 6.75% due 3/15/2015(a)                                 $     532,875
                                                                                                                      -------------
                                                                                                                         48,530,174
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 11.4%                3,825,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014(a)                   4,293,562
                                            Crompton Corporation(a):
                                 3,125,000      7.67% due 8/01/2010(d)                                                    3,375,000
                                 3,675,000      9.875% due 8/01/2012                                                      4,116,000
                                            Huntsman International LLC:
                                   900,000      9.875% due 3/01/2009                                                        983,250
                                 4,250,000      10.125% due 7/01/2009                                                     4,483,750
                                 2,000,000  ISP Chemco Inc., 10.25% due 7/01/2011                                         2,240,000
                                 3,600,000  ISP Holdings, Inc., 10.625% due 12/15/2009                                    3,996,000
                                 2,425,000  Innophos, Inc., 8.875% due 8/15/2014(a)                                       2,619,000
                                 4,925,000  Millennium America Inc., 7% due 11/15/2006                                    5,146,625
                                            Nalco Company:
                                   750,000      7.75% due 11/15/2011                                                        808,125
                                 1,925,000      8.875% due 11/15/2013                                                     2,124,719
                                 5,500,000  Nalco Finance Holdings LLC, 9.04%* due 2/01/2014                              4,097,500
                                 4,650,000  Omnova Solutions Inc., 11.25% due 6/01/2010                                   5,231,250
                                 1,150,000  PCI Chemicals, Canada, 10% due 12/31/2008                                     1,190,250
                                 5,075,000  PolyOne Corporation, 10.625% due 5/15/2010                                    5,722,063
                                            Rockwood Specialties Group, Inc.:
                                 3,025,000      10.625% due 5/15/2011                                                     3,440,938
                                   325,000      7.50% due 11/15/2014(a)                                                     333,125
                                 3,234,000  Terra Capital, Inc., 11.50% due 6/01/2010                                     3,670,590
                                 4,650,000  Wellman, Inc., Second Lien Term, due 2/10/2010(e)                             4,665,498
                                                                                                                      -------------
                                                                                                                         62,537,245
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                       2,150,000  Sealy Mattress Company, 8.25% due 6/15/2014                                   2,273,625
Durables - 0.7%                  1,242,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                      1,437,615
                                                                                                                      -------------
                                                                                                                          3,711,240
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                                  Chattem, Inc.:
Non-Durables - 2.1%              1,050,000      5.40% due 3/01/2010(d)                                                    1,071,000
                                 1,025,000      7% due 3/01/2014                                                          1,053,187
                                 5,100,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                  5,571,750
                                 3,575,000  Samsonite Corporation, 8.875% due 6/01/2011                                   3,802,906
                                                                                                                      -------------
                                                                                                                         11,498,843
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 6.5%         3,500,000  CBD Media LLC, 8.625% due 6/01/2011                                           3,683,750
                                 2,271,000  Dex Media West LLC, 9.875% due 8/15/2013                                      2,623,005
                                 4,325,000  Houghton Mifflin Company, 8.25% due 2/01/2011                                 4,649,375
                                 9,200,000  Liberty Media Corporation, 0.75% due 3/30/2023 (Convertible)                 10,384,500
                                            PRIMEDIA Inc.:
                                 1,000,000      7.625% due 4/01/2008                                                      1,000,000
                                 2,525,000      8.875% due 5/15/2011                                                      2,600,750
                                 4,350,000  Six Flags, Inc., 9.50% due 2/01/2009                                          4,524,000
                                   850,000  WDAC Subsidiary Corp., 8.375% due 12/01/2014(a)                                 850,000
                                 5,350,000  Yell Finance BV, 11.228%* due 8/01/2011                                       5,189,500
                                                                                                                      -------------
                                                                                                                         35,504,880
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Exploration &             4,150,000  Plains Exploration & Production Company, 8.75% due 7/01/2012                  4,668,750
Production - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Energy-Other - 4.3%              3,100,000  Dresser, Inc., 9.375% due 4/15/2011                                           3,410,000
                                 1,650,000  Dresser-Rand Group Inc., 7.375% due 11/01/2014(a)                             1,695,375
                                 3,800,000  Halliburton Company, 3.125% due 7/15/2023 (Convertible)(a)                    4,835,500
                                 6,125,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                                     6,308,750
                                            Star Gas Partners, LP:
                                 4,375,000      10.25% due 2/15/2013                                                      4,670,313
                                   750,000      10.25% due 2/15/2013(a)                                                     800,625
                                 3,300,000  Trico Marine Services, Inc., 8.875% due 5/15/2012(b)                          1,782,000
                                                                                                                      -------------
                                                                                                                         23,502,563
-----------------------------------------------------------------------------------------------------------------------------------

                                               Corporate High Yield Fund V, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                      Face
Industry+                           Amount  Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%               $ 4,625,000  Refco Finance Holdings LLC, 9% due 8/01/2012(a)                           $   5,041,250
-----------------------------------------------------------------------------------------------------------------------------------
Food / Tobacco - 5.8%            1,200,000  American Seafoods Group LLC, 10.125% due 4/15/2010                            1,284,000
                                            Commonwealth Brands, Inc.(a):
                                 3,225,000      9.75% due 4/15/2008                                                       3,354,000
                                 2,350,000      10.625% due 9/01/2008                                                     2,444,000
                                 1,900,000  Cosan SA Industria e Comercio, 9% due 11/01/2009(a)                           1,947,500
                                 5,500,000  Cott Beverages, Inc., 8% due 12/15/2011                                       5,981,250
                                 2,075,000  Del Monte Corporation, 8.625% due 12/15/2012                                  2,318,812
                                 3,625,000  Doane Pet Care Company, 10.75% due 3/01/2010                                  3,942,187
                                 2,125,000  Merisant Company, 9.50% due 7/15/2013(a)                                      1,912,500
                                 3,600,000  New World Pasta Company, 9.25% due 2/15/2009(b)                                 180,000
                                 4,075,000  Smithfield Foods, Inc., 8% due 10/15/2009                                     4,482,500
                                 2,075,000  Tabletop Holdings, Inc., 12.25%* due 5/15/2014(a)                               944,125
                                 2,525,000  The Wornick Company, 10.875% due 7/15/2011(a)                                 2,764,875
                                                                                                                      -------------
                                                                                                                         31,555,749
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 7.8%                    5,750,000  Boyd Gaming Corporation, 8.75% due 4/15/2012                                  6,454,375
                                 3,125,000  Inn of the Mountain Gods Resort and Casino, 12% due 11/15/2010                3,640,625
                                 3,500,000  MGM Mirage Inc., 9.75% due 6/01/2007                                          3,880,625
                                 5,875,000  The Majestic Star Casino, LLC, 9.50% due 10/15/2010                           6,198,125
                                 3,750,000  Park Place Entertainment Corporation, 7.875% due 3/15/2010                    4,218,750
                                 2,325,000  Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                             2,406,375
                                 4,150,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                            4,264,125
                                 4,350,000  Resorts International Hotel And Casino, Inc., 11.50% due 3/15/2009            5,111,250
                                            Wynn Las Vegas, LLC:
                                 1,673,000      12% due 11/01/2010                                                        2,107,980
                                 4,675,000      6.625% due 12/01/2014(a)                                                  4,593,188
                                                                                                                      -------------
                                                                                                                         42,875,418
-----------------------------------------------------------------------------------------------------------------------------------
Government - Foreign - 1.1%                 Federal Republic of Brazil:
                                 1,726,902      8% due 4/15/2014                                                          1,733,291
                                 2,650,000      10.50% due 7/14/2014                                                      3,034,250
                                 1,300,000  Republic of Turkey, 7.25% due 3/15/2015                                       1,306,500
                                                                                                                      -------------
                                                                                                                          6,074,041
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 7.0%                          Alpharma, Inc.:
                                 3,100,000      3% due 6/01/2006 (Convertible)                                            3,882,750
                                 3,375,000      8.625% due 5/01/2011(a)                                                   3,526,875
                                            Elan Finance PLC(a):
                                 2,550,000      6.51% due 11/15/2011 (d)                                                  2,696,625
                                 2,050,000      7.75% due 11/15/2011                                                      2,137,125
                                 4,639,000  Fisher Scientific International Inc., 8.125% due 5/01/2012                    5,166,686
                                 6,000,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008                 6,510,000
                                 4,675,000  HealthSouth Corporation, 8.375% due 10/01/2011                                4,721,750
                                            Tenet Healthcare Corporation:
                                   925,000      5.375% due 11/15/2006                                                       929,625
                                 1,850,000      9.875% due 7/01/2014(a)                                                   1,988,750
                                 4,450,000  US Oncology, Inc., 9% due 8/15/2012(a)                                        4,939,500
                                 1,650,000  Vanguard Health Holding Company II, LLC, 9% due 10/01/2014(a)                 1,753,125
                                                                                                                      -------------
                                                                                                                         38,252,811
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.5%                              Building Materials Corporation of America:
                                   700,000      7.75% due 7/15/2005                                                         714,000
                                 7,825,000      8% due 10/15/2007                                                         8,118,437
                                 3,225,000      8% due 12/01/2008                                                         3,329,812
                                 1,075,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                           1,138,156
                                 3,125,000  Nortek, Inc., 8.50% due 9/01/2014(a)                                          3,359,375
                                 2,450,000  Texas Industries, Inc., 10.25% due 6/15/2011                                  2,817,500
                                                                                                                      -------------
                                                                                                                         19,477,280
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 4.9%    6,400,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012(a)                         6,528,000
                                            Amkor Technology, Inc.:
                                   925,000      9.25% due 2/15/2008                                                         906,500
                                 3,075,000      7.125% due 3/15/2011                                                      2,713,687
                                 4,600,000  Cypress Semiconductor Corporation 1.25% due 6/15/2008 (Convertible)           4,542,500
                                 3,150,000  Freescale Semiconductor, Inc., 4.82% due 7/15/2009(d)                         3,260,250
                                 1,600,000  Quantum Corporation, 4.375% due 8/01/2010                                     1,610,000
                                 1,850,000  UGS Corp., 10% due 6/01/2012(a)                                               2,109,000
                                 5,350,000  Viasystems, Inc., 10.50% due 1/15/2011                                        5,189,500
                                                                                                                      -------------
                                                                                                                         26,859,437
-----------------------------------------------------------------------------------------------------------------------------------

                                               Corporate High Yield Fund V, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                      Face
Industry+                           Amount  Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.8%                              FelCor Lodging LP:
                               $ 2,000,000      9% due 6/01/2011                                                      $   2,240,000
                                 4,650,000      6.874% due 6/01/2011(d)                                                   4,847,625
                                 1,625,000  Intrawest Corporation, 7.50% due 10/15/2013                                   1,730,625
                                 1,225,000  True Temper Sports, Inc., 8.375% due 9/15/2011                                1,090,250
                                                                                                                      -------------
                                                                                                                          9,908,500
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.4%             1,300,000  Columbus McKinnon Corporation, 8.50% due 4/01/2008                            1,296,750
                                 4,550,000  EaglePicher Incorporated, 9.75% due 9/01/2013                                 4,663,750
                                 5,650,000  Invensys PLC, 9.875% due 3/15/2011(a)                                         6,087,875
                                 4,675,000  JohnsonDiversey, Inc., 9.625% due 5/15/2012                                   5,282,750
                                 1,900,000  Mueller Group, Inc., 10% due 5/01/2012                                        2,061,500
                                 1,275,000  Rexnord Corporation, 10.125% due 12/15/2012                                   1,440,750
                                 1,525,000  Sensus Metering Systems Inc., 8.625% due 12/15/2013                           1,570,750
                                 2,950,000  Superior Essex Communications LLC, 9% due 4/15/2012                           3,075,375
                                 5,075,000  TriMas Corporation, 9.875% due 6/15/2012                                      5,252,625
                                 2,645,000  Tyco International Group SA, 2.75% due 1/15/2018 (Convertible)                4,040,238
                                                                                                                      -------------
                                                                                                                         34,772,363
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.6%             2,550,000  Century Aluminum Company, 7.50% due 8/15/2014(a)                              2,677,500
                                 2,400,000  Foundation PA Coal Company, 7.25% due 8/01/2014(a)                            2,568,000
                                 1,000,000  Luscar Coal Ltd., 9.75% due 10/15/2011                                        1,135,000
                                 2,150,000  Vale Overseas Ltd., 8.25% due 1/17/2034                                       2,209,125
                                                                                                                      -------------
                                                                                                                          8,589,625
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 5.6%                 2,275,000  Consolidated Container Company LLC, 10.75%* due 6/15/2009                     1,911,000
                                            Crown Euro Holdings SA:
                                 1,625,000      9.50% due 3/01/2011                                                       1,840,312
                                   875,000      10.875% due 3/01/2013                                                     1,034,687
                                            Owens-Brockway Glass Container, Inc.:
                                 5,425,000      8.875% due 2/15/2009                                                      5,859,000
                                 1,225,000      8.25% due 5/15/2013                                                       1,332,188
                                            Pliant Corporation:
                                 3,725,000      11.125%* due 6/15/2009                                                    3,352,500
                                 5,775,000      13% due 6/01/2010                                                         5,544,000
                                            Tekni-Plex, Inc.:
                                 3,750,000      12.75% due 6/15/2010                                                      3,318,750
                                   600,000      8.75% due 11/15/2013(a)                                                     597,000
                                            U.S. Can Corporation:
                                   625,000      10.875% due 7/15/2010                                                       657,813
                                 4,575,000      12.375% due 10/01/2010                                                    4,254,750
                                 1,100,000  Wise Metals Group LLC, 10.25% due 5/15/2012(a)                                1,111,000
                                                                                                                      -------------
                                                                                                                         30,813,000
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 6.9%                     5,575,000  Abitibi-Consolidated Inc., 5.99% due 6/15/2011(d)                             5,644,687
                                            Ainsworth Lumber Co. Ltd.(a):
                                 3,100,000      5.669% due 10/01/2010(d)                                                  3,115,500
                                 1,900,000      7.25% due 10/01/2012                                                      1,900,000
                                            Boise Cascade LLC(a):
                                   425,000      5.005% due 10/15/2012(d)                                                    435,625
                                   825,000      7.125% due 10/15/2014                                                       862,125
                                 4,950,000  Bowater Incorporated, 5.49% due 3/15/2010(d)                                  4,974,750
                                 3,425,000  Caraustar Industries, Inc., 9.875% due 4/01/2011                              3,681,875
                                 2,275,000  Georgia-Pacific Corporation, 7.375% due 7/15/2008                             2,474,063
                                            Graphic Packaging International Inc.:
                                 1,350,000      8.50% due 8/15/2011                                                       1,495,125
                                 1,600,000      9.50% due 8/15/2013                                                       1,824,000
                                 3,025,000  JSG Funding PLC, 9.625% due 10/01/2012                                        3,448,500
                                 1,475,000  Jefferson Smurfit Corporation, 8.25% due 10/01/2012                           1,615,125
                                            Norske Skog Canada Ltd.:
                                 4,000,000      8.625% due 6/15/2011                                                      4,300,000
                                   250,000      7.375% due 3/01/2014                                                        259,375
                                 1,659,000  Western Forest Products Inc., 15% due 7/28/2009(f)                            1,866,375
                                                                                                                      -------------
                                                                                                                         37,897,125
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.4%                    2,100,000  The Jean Coutu Group, Inc., 8.50% due 8/01/2014(a)                            2,131,500
-----------------------------------------------------------------------------------------------------------------------------------
Services - 6.5%                  4,250,000  Allied Waste North America, Inc., 8.875% due 4/01/2008                        4,462,500
                                 4,825,000  The Coinmach Corporation, 9% due 2/01/2010                                    5,066,250
                                 4,450,000  Corrections Corporation of America, 7.50% due 5/01/2011                       4,750,375

                                               Corporate High Yield Fund V, Inc.

Schedule of Investments as of November 30, 2004 (continued)    (in U.S. dollars)

                                      Face
Industry+                           Amount  Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Services (concluded)           $ 2,550,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                              $   2,805,000
                                 1,500,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                              1,582,500
                                 5,300,000  United Rentals (North America), Inc., 7.75% due 11/15/2013(a)                 5,088,000
                                 5,150,000  Waste Services, Inc., 9.50% due 4/15/2014(a)                                  5,124,250
                                            Williams Scotsman, Inc.:
                                 6,000,000      9.875% due 6/01/2007                                                      5,940,000
                                   625,000      10% due 8/15/2008                                                           693,750
                                                                                                                      -------------
                                                                                                                         35,512,625
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%                     2,375,000  CSN Islands VIII Corp., 9.75% due 12/16/2013(a)                               2,547,187
                                 2,000,000  UCAR Finance Inc., 10.25% due 2/15/2012                                       2,260,000
                                                                                                                      -------------
                                                                                                                          4,807,187
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 7.1%                   ADC Telecommunications, Inc. (Convertible):
                                 3,900,000      1% due 6/15/2008                                                          3,714,750
                                   900,000      3.065% due 6/15/2013(d)                                                     873,000
                                 4,075,000  Alaska Communications System Holdings, Inc., 9.875% due 8/15/2011             4,278,750
                                 4,650,000  Cincinnati Bell Inc., 8.375% due 1/15/2014                                    4,638,375
                                 5,200,000  FairPoint Communications, Inc., 12.50% due 5/01/2010                          5,590,000
                                 5,300,000  LCI International, Inc., 7.25% due 6/15/2007                                  5,021,750
                                 2,775,000  Qwest Capital Funding, Inc., 7.25% due 2/15/2011                              2,643,188
                                 1,975,000  Qwest Services Corp., 14% due 12/15/2010(a)                                   2,340,375
                                 1,500,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (Convertible)(a)                  1,410,000
                                 1,400,000  Time Warner Telecom Holdings, Inc., 6.29% due 2/15/2011(d)                    1,396,500
                                            Time Warner Telecom, Inc.:
                                   850,000      9.75% due 7/15/2008                                                         845,750
                                 6,150,000      10.125% due 2/01/2011                                                     5,904,000
                                                                                                                      -------------
                                                                                                                         38,656,438
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.9%            3,150,000  Laidlaw International, Inc., 10.75% due 6/15/2011                             3,626,438
                                 6,000,000  Teekay Shipping Corporation, 8.875% due 7/15/2011                             6,930,000
                                                                                                                      -------------
                                                                                                                         10,556,438
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 12.3%                             The AES Corporation:
                                 7,199,000      9.375% due 9/15/2010                                                      8,323,844
                                 3,475,000      8.75% due 5/15/2013(a)                                                    3,935,437
                                 1,450,000  AES Drax Energy Limited, 11.50% due 8/30/2010(b)                                  7,250
                                11,425,000  Calpine Canada Energy Finance ULC, 8.50% due 5/01/2008                        8,168,875
                                            Calpine Corporation:
                                 2,350,000      8.25% due 8/15/2005                                                       2,338,250
                                 1,550,000      8.75% due 7/15/2007                                                       1,271,000
                                 7,400,000  CenterPoint Energy, Inc., 3.75% due 5/15/2023 (Convertible)                   8,417,500
                                 3,314,000  ESI Tractebel Acquisition Corp., 7.99% due 12/30/2011                         3,488,847
                                 3,100,000  Edison Mission Energy, 9.875% due 4/15/2011                                   3,665,750
                                 4,450,000  El Paso CGP Company, 7.75% due 6/15/2010                                      4,583,500
                                 3,200,000  Electricidad de Caracas Finance BV, 10.25% due 10/15/2014(a)                  3,360,000
                                 4,325,000  Mission Energy Holding Company, 13.50% due 7/15/2008                          5,422,469
                                            Nevada Power Company:
                                 4,800,000      10.875% due 10/15/2009                                                    5,580,000
                                 1,400,000      9% due 8/15/2013                                                          1,624,000
                                 2,800,000  Sierra Pacific Power Company, 8% due 6/01/2008                                3,073,000
                                 1,875,000  Sierra Pacific Resources, 8.625% due 3/15/2014                                2,137,500
                                 1,550,000  Southern Natural Gas Company, 8.875% due 3/15/2010                            1,747,625
                                                                                                                      -------------
                                                                                                                         67,144,847
-----------------------------------------------------------------------------------------------------------------------------------
Wireless - 3.9%                  1,350,000  American Tower Escrow Corporation, 14.887%* due 8/01/2008                     1,012,500
                                 3,250,000  Centennial Communications Corp., 10.125% due 6/15/2013                        3,542,500
                                 4,750,000  Crown Castle International Corp., 9.375% due 8/01/2011                        5,320,000
                                            Rogers Wireless Inc.:
                                   575,000      5.525% due 12/15/2010(a)(d)                                                 595,125
                                   250,000      8% due 12/15/2012(a)                                                        259,375
                                 5,575,000      6.375% due 3/01/2014                                                      5,435,625
                                 1,025,000  Rural Cellular Corporation, 6.99% due 3/15/2010(d)                            1,055,750
                                 4,675,000  SBA Telecommunications, Inc., 7.53%* due 12/15/2011                           3,891,938
                                                                                                                      -------------
                                                                                                                         21,112,813
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Corporate Bonds   (Cost - $704,299,478) - 135.6%       742,104,756
-----------------------------------------------------------------------------------------------------------------------------------

                                    Shares
                                      Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                    129,348  ABX Air, Inc.(c)                                                              1,015,382
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 1.0%       366,402  Telewest Global, Inc.(c)                                                      5,364,125

                                               Corporate High Yield Fund V, Inc.

Schedule of Investments as of November 30, 2004 (concluded)    (in U.S. dollars)

                                    Shares
Industry+                             Held  Common Stocks                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                       149,825  Western Forest Products Inc.(c)                                           $     945,030
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%           27,265  MCI, Inc.(c)                                                                    514,218
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Common Stocks (Cost - $5,006,504) - 1.4%                 7,838,755
-----------------------------------------------------------------------------------------------------------------------------------

                                            Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.0%                  205,000  General Motors Corporation (Convertible)                                      5,483,750
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Preferred Stocks (Cost - $5,124,065) - 1.0%              5,483,750
-----------------------------------------------------------------------------------------------------------------------------------

                                            Warrants(g)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                  52,465  HealthSouth Corporation                                                         118,046
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                         1,100  JSG Funding PLC                                                                  11,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless - 0.1%                      1,350  American Tower Escrow Corporation                                               307,800
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Warrants (Cost - $87,831) - 0.1%                           436,846
-----------------------------------------------------------------------------------------------------------------------------------

                                Beneficial
                                  Interest  Other Interests (h)
-----------------------------------------------------------------------------------------------------------------------------------
                               $ 6,615,420  US Airways Group, Inc. - Certificate of Beneficial Interest                   1,984,626
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Other Interests (Cost - $1,786,163) - 0.4%               1,984,626
-----------------------------------------------------------------------------------------------------------------------------------
             Total Investments (Cost - $716,304,041**) - 138.5%                                                         757,848,733

             Liabilities in Excess of Other Assets - (38.5%)                                                           (210,526,261)
                                                                                                                      -------------
             Net Assets - 100.0%                                                                                      $ 547,322,472
                                                                                                                      =============

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 717,076,533
                                                                  =============
      Gross unrealized appreciation                               $  54,323,003
      Gross unrealized depreciation                                 (13,550,803)
                                                                  -------------
      Net unrealized appreciation                                 $  40,772,200
                                                                  =============
      --------------------------------------------------------------------------

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Floating rate loans in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate. Corporate loans represent 2.3% of the Fund's net assets.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                      Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                   $(6,078,243)           $ 1,687
      --------------------------------------------------------------------------

      Swaps outstanding as of November 30, 2004 were as follows:

      --------------------------------------------------------------------------
                                              Notional               Unrealized
                                               Amount               Appreciation
      --------------------------------------------------------------------------
      Receive a variable rate return
        based on 1-month USD
        LIBOR and pay a fixed rate
        of 1.56% interest

      Broker, UBS Warburg
        Expires June 2005                   $ 50,000,000             $  402,834
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund V, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Corporate High Yield Fund V, Inc.

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    President
    Corporate High Yield Fund V, Inc.

Date: January 13, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund V, Inc.

Date: January 13, 2005